NOTE 5 -LEASES: Schedule of Other information related to leases (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Other information related to leases

Other information related to leases where we are the lessee is as follows:

For the
Year ended
December 31, 2020
Weighted-average remaining lease term:
Operating leases	2.08 Years

Discount rate:
Operating leases	11.00%